Discontinued operations (Tables)	3 Months Ended
Mar. 31, 2026
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
Revenue and expenses of the discontinued operation were as follows:

Three Months Ended March 31,
2025

Revenue	$63,631
Cost of revenue	49,941
Gross profit	13,690
Operating expenses:
Research and development	2,759
General and administrative	3,724
Sales and marketing	2,315
Foreign exchange loss	747
Depreciation and amortization	633
10,178
Income from discontinued operations	3,512

Income from investment accounted for by the equity method	85
Interest on long-term debt	(484)
Interest and other income, net of bank charges	220
Income from discontinued operations before income tax	3,333
Income tax expense	489
Net income from discontinued operations	$2,844